Financial Assets at FVTOCI (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Details of financial assets at FVTOCI
(1) Details of financial assets at FVTOCI as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Debt securities:
Korean treasury and government agencies	4,728,085	5,487,983
Financial institutions	22,909,615	16,870,619
Corporates	5,091,035	4,044,446
Bond denominated in foreign currencies	5,299,707	5,644,684
Securities loaned	98,535	98,026

Sub-total	38,126,977	32,145,758

Equity securities	992,812	939,322

Total	39,119,789	33,085,080

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
(2) Details of equity securities designated as financial assets at FVTOCI as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

Purpose of acquisition	December 31, 2021	December 31, 2022	Purpose of acquisition
Investment for strategic business partnership purpose	796,835	776,199
Debt-equity swap	195,971	157,216
Others	6	5,907	Insurance for mutual aid association etc.

Total	992,812	939,322

Changes in allowance for credit losses of financial assets at FVTOCI
(3) Changes in the loss allowance and gross carrying amount of financial assets at FVTOCI are as follows (Unit: Korean Won in millions):
1) Allowance for credit losses

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(8,569)	—	—	(8,569)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(1,529)	—	—	(1,529)
Disposal	764	—	—	764
Others (*)	(297)	—	—	(297)

Ending balance	(9,631)	—	—	(9,631)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(9,631)	—	—	(9,631)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(4,909)	—	—	(4,909)
Disposal	2,378	—	—	2,378
Others (*)	16	—	—	16

Ending balance	(12,146)	—	—	(12,146)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(12,146)	—	—	(12,146)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Reversal of loss allowance	827	—	—	827
Disposal	714	—	—	714
Others (*)	(1,200)	—	—	(1,200)

Ending balance	(11,805)	—	—	(11,805)

(*)	Others consist of foreign currencies translation, etc.

Changes in gross carrying amount of financial assets at FVTOCI
2) Gross carrying amount

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	26,795,161	—	—	26,795,161
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	22,970,010	—	—	22,970,010
Disposal / Recovery	(20,530,076)	—	—	(20,530,076)
Gain (loss) on valuation	17,957	—	—	17,957
Amortization based on effective interest method	(12,545)	—	—	(12,545)
Others (*)	(292,366)	—	—	(292,366)

Ending balance	28,948,141	—	—	28,948,141

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	28,948,141	—	—	28,948,141
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	30,522,426	—	—	30,522,426
Disposal / Recovery	(21,533,360)	—	—	(21,533,360)
Gain (loss) on valuation	(213,517)	—	—	(213,517)
Amortization based on effective interest method	31,641	—	—	31,641
Others (*)	371,646	—	—	371,646

Ending balance	38,126,977	—	—	38,126,977

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	38,126,977	—	—	38,126,977
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	16,108,426	—	—	16,108,426
Disposal / Recovery	(21,670,160)	—	—	(21,670,160)
Gain (loss) on valuation	(669,936)	—	—	(669,936)
Amortization based on effective interest method	41,813	—	—	41,813
Others (*)	208,638	—	—	208,638

Ending balance	32,145,758	—	—	32,145,758

(*)	Others consist of foreign currencies translation, etc.